Significant Changes in the Current Reporting Period - Additional Information (Details) - USD ($)	1 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Nov. 19, 2021	Jun. 30, 2021
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings		$ 91,745,000		$ 94,245,000
Warrants
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Number of warrants granted to purchase American Depositary Shares		1,769,669
Oaktree Capital Management, L.P.
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings principal amount	$ 90,000,000.0
Oaktree Capital Management, L.P. | Warrants
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Number of warrants granted to purchase American Depositary Shares			1,769,669
Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Par value per share			$ 7.26
Oaktree Capital Management, L.P. | Tranche One
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings	60,000,000.0		$ 60,000,000.0
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings principal amount	$ 90,000,000.0
Borrowings, interest rate	9.75%
Percentage of principal amount payable over two year	40.00%
Percentage of share premium price	15.00%
VWAP, Period	30 days
Warrants issuance date	Jan. 11, 2022
Warrant exercise term	7 years
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Warrants
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Number of warrants granted to purchase American Depositary Shares	1,769,669
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | American Depositary Shares
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Par value per share	$ 7.26
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Tranche One
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings	$ 60,000,000.0
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Quarterly Payments
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings, interest rate	8.00%
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Unpaid Interest
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings, interest rate	1.75%
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Top of Range
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings, maturity	November 2026
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Top of Range | Tranche Two
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings	$ 30,000,000.0